Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Acquisition Activity

The number of acquisitions completed, and the related total consideration during 2017 and 2016 were as follows:

	Year ended December 31,
	2017		2016
	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	3	214	4	110
Less: Cash acquired		(7)		-
Businesses acquired, net of cash	3	207	4	110
Deferred and contingent consideration payments		-		1
Investments in businesses	1	6	2	1
	4	213	6	112
Consideration comprised of:
Cash consideration		185		112
Non-cash consideration(1)		28		-
		213		112

(1) Represents future services that the Company will provide to the seller, which was recorded in “Deferred revenue” within the consolidated statement of financial position.

Summary of Net Assets Acquired

The details of net assets acquired were as follows:

	Year ended December 31,
	2017	2016
Cash and cash equivalents	7	-
Trade receivables	10	9
Prepaid expenses and other current assets	2	4
Current assets	19	13
Computer hardware and other property	7	-
Computer software	18	19
Other identifiable intangible assets	52	33
Other non-current assets	1	-
Deferred tax	31	-
Total assets	128	65
Current indebtedness	(1)	-
Payables and accruals	(26)	(4)
Deferred revenue	(8)	(10)
Current liabilities	(35)	(14)
Deferred tax	(4)	(6)
Total liabilities	(39)	(20)
Net assets acquired	89	45
Goodwill	125	65
Total	214	110